Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalent	$ 47,149	$ 634,855
Accounts receivable, net	178,883	272,027
Accounts receivable - related parties, net	151,612	53,791
Other receivables - related parties	60,828
Prepayments and other current assets	4,120,865	21,260
Total current assets	4,559,337	981,933
Property and equipment, net	9,576	6,905
Total assets	4,568,913	988,838
Current liabilities
Other payables and accrued liabilities (all balances are included in the consolidated VIE and are without recourse to UWHG)	15,307	7,491
Advance from customer - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)	581,526	614,753
Taxes payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	37,586	15,027
Total current liabilities	634,419	637,271
Total liabilities	634,419	637,271
Commitments and contingency
Stockholders' Equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,354,793 and 20,000,000 shares issued and outstanding at December 31, 2018 and 2017	2,235	2,000
Additional paid-in capital	6,576,401	462,077
Subscription receivable	(2,354,793)
Retained earnings (Accumulated deficit)	34,784	(125,432)
Accumulated other comprehensive income (loss)	(324,133)	12,922
Total equity	3,934,494	351,567
Total liabilities and equity	$ 4,568,913	$ 988,838